Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item customer	Dec. 31, 2020 USD ($) item customer	May 06, 2021 USD ($)	Sep. 30, 2020	Feb. 29, 2020
Concentration Risk [Line Items]
Concentrations of credit risk (as a percent)	100.00%	100.00%
Capitalized of transaction costs		$ 1,913
Impairment of long-lived assets	$ 0	0
Revenues recognized	(981)
Interest rate (as a percent)				8.00%	8.00%
Facility	$ 90,863	17,179
Notes payable, related party		9,679
Convertible Note due in May 2024
Concentration Risk [Line Items]
Interest rate (as a percent)	7.50%
Fair value of convertible debt	$ 76,614	0	$ 17,063
Convertible Note	$ 87,863		$ 100,000
Unsecured facility agreement
Concentration Risk [Line Items]
Facility		1,500
Short-term working capital loans [Member]
Concentration Risk [Line Items]
Facility		3,000
2020 short-term convertible notes payable
Concentration Risk [Line Items]
Facility		6,454
Notes payable, related party		3,225
Term note and revolving working capital facility
Concentration Risk [Line Items]
Interest rate (as a percent)	15.00%
Facility	$ 3,000	3,000
Notes payable, fair value	4,173	4,315
Notes payable, related party	3,000	$ 6,000
Service Revenue [Member]
Concentration Risk [Line Items]
Revenues recognized	$ 216
Customer | Accounts receivable | One Customer
Concentration Risk [Line Items]
Concentrations of credit risk (as a percent)	40.00%	25.00%
Customer | Accounts receivable | Two Customers
Concentration Risk [Line Items]
Number of customers | customer		2
Concentrations of credit risk (as a percent)	20.00%	12.00%
Customer | Accounts receivable | Three Customers
Concentration Risk [Line Items]
Concentrations of credit risk (as a percent)	17.00%
Customer | Accounts receivable | Four Customers
Concentration Risk [Line Items]
Number of customers | customer	3
Supplier | Accounts payable | One Supplier
Concentration Risk [Line Items]
Number of suppliers | item		1
Concentrations of credit risk (as a percent)	20.00%	12.00%
Supplier | Accounts payable | Two Suppliers
Concentration Risk [Line Items]
Concentrations of credit risk (as a percent)	19.00%
Supplier | Accounts payable | Three Suppliers
Concentration Risk [Line Items]
Number of suppliers | item	3
Concentrations of credit risk (as a percent)	11.00%
Supplier | Purchases | One Supplier
Concentration Risk [Line Items]
Number of suppliers | item	1	1
Concentrations of credit risk (as a percent)	10.00%	33.00%